Performance Management - Schwab Global Real Estate Fund	Feb. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The MSCI ACWI Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The FTSE EPRA Nareit Global Index (Net) is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the
Performance Additional Market Index [Text]	The FTSE EPRA Nareit Global Index (Net) is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 17.24% Q1 2019
Worst Quarter: (30.31%) Q1 2020
Year-to-date performance (before taxes) as of 3/31/26: 1.07%

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Schwab Global Real Estate Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (Net)(1) | Average Annual Return, Label [Optional Text]		MSCI ACWI Index (Net)(1)
MSCI ACWI Index (Net)(1) | Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
FTSE EPRA Nareit Global Index (Net)(1) | Average Annual Return, Label [Optional Text]		FTSE EPRA Nareit Global Index (Net)(1)
FTSE EPRA Nareit Global Index (Net)(1) | Average Annual Return, Percent	[1]		9.96%	2.12%	3.10%
Schwab Global Real Estate Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Global Real Estate Fund | Average Annual Return, Percent			11.32%	2.82%	3.60%
Schwab Global Real Estate Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Global Real Estate Fund | After Taxes on Distributions | Average Annual Return, Percent			10.26%	1.75%	2.24%
Schwab Global Real Estate Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Global Real Estate Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			7.04%	1.87%	2.36%
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Global Real Estate Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	1.07%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	17.24%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(30.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes